CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Class A Common Stock	Class A Common Stock Not Subject to Redemption	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Oct. 07, 2020		$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Oct. 07, 2020		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors	[1]			$ 1,006	23,994		25,000
Issuance of Class B common stock to Sponsors (in shares)	[1]			10,062,500
Net loss						(5,635)	(5,635)
Balance at the end at Dec. 31, 2020				$ 1,006	23,994	(5,635)	19,365
Balance at the end (in shares) at Dec. 31, 2020				10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, net of fair value of public warrants		$ 4,025			388,307,854	0	388,311,879
Sale of units in initial public offering, net of fair value of public warrants shares (in shares)		40,250,000
Offering costs					(22,035,492)	0	(22,035,492)
Excess of cash received over fair value of the private placement warrants					851,949	0	851,949
Class A common stock subject to possible redemption					(355,951,610)		(355,955,170)
Class A common stock subject to possible redemption (in shares)		(35,595,517)
Net loss					0	(6,192,529)	(6,192,529)
Balance at the end at Mar. 31, 2021		$ 465			11,196,695	(6,198,164)	5,000,002
Balance at the end (in shares) at Mar. 31, 2021		4,654,483
Balance at the beginning at Dec. 31, 2020				$ 1,006	23,994	(5,635)	19,365
Balance at the beginning (in shares) at Dec. 31, 2020				10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Offering costs			$ (3,560)
Net loss				$ (9,778,749)			(9,778,749)
Balance at the end at Jun. 30, 2021		$ 501		$ 1,006	14,782,879	(9,784,384)	5,000,002
Balance at the end (in shares) at Jun. 30, 2021		5,013,105		10,062,500
Balance at the beginning at Mar. 31, 2021		$ 465			11,196,695	(6,198,164)	5,000,002
Balance at the beginning (in shares) at Mar. 31, 2021		4,654,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption		$ 36			3,586,184	0	3,586,220
Class A common stock subject to possible redemption (in shares)		358,622
Net loss				$ (3,586,220)		(3,586,220)	(3,586,220)
Balance at the end at Jun. 30, 2021		$ 501		$ 1,006	$ 14,782,879	$ (9,784,384)	$ 5,000,002
Balance at the end (in shares) at Jun. 30, 2021		5,013,105		10,062,500

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).